Label	Element	Value
Procure Space ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Procure Space ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PROCURE ETF TRUST II
Procure Space ETF
(the “Fund”)

Supplement dated November 17, 2020 (“Supplement”)
to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated February 28, 2020, as previously supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses and SAI.
This Supplement contains new and additional information and should be read in conjunction with the Prospectuses and SAI.
On September 23, 2020, the Board of Trustees of the Trust (the “Board”) approved a Fee Waiver/Expense Limitation Agreement between the Trust, on behalf of the Fund, and ProcureAM, LLC (the “Advisor”), as investment advisor of the Fund, whereby ProcureAM, LLC has contractually agreed to waive the Fund’s management fees and expenses and effectively reimburse fees incurred by the Fund in an amount that limits the Fund’s “Total Annual Fund Operating Expenses” (except brokerage and other transaction expenses including taxes; extraordinary legal fees or expenses, such as those for litigation or arbitration; extraordinary expenses; and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act) to not more than 0.75% of the daily net assets of the Fund until October 31, 2021. Accordingly, notwithstanding anything to the contrary in the Fund’s prospectus or statement of information, as of October 1, 2020 the Prospectus and Statement of Additional Information are revised in the manner set forth below.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information in its entirety:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Supplement Closing [Text Block]	ck0001727398_SupplementClosingTextBlock	Investors Should Retain This Supplement for Future Reference
Procure Space ETF | Procure Space ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.96%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.71%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.96%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	445
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	838
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,939

[1]	ProcureAM, LLC (the “Advisor”) has contractually agreed, until October 31, 2021, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (except brokerage and other transaction expenses including taxes; extraordinary legal fees or expenses, such as those for litigation or arbitration; extraordinary expenses; and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act) to an amount not exceeding 0.75% of the Fund’s average daily net assets. Prior to October 31, 2021, this agreement may not be modified or terminated without the approval of the Board of Trustees (the “Board”).